UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-19446

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (6.3%)
Home Depot Inc.	2,950,100	106,853
McDonald's Corp.	1,163,905	98,140
Nordstrom Inc.	695,400	32,642
Mattel Inc.	1,100,900	30,264
Time Warner Cable Inc.	237,900	18,566
VF Corp.	137,100	14,884
Polaris Industries Inc.	111,700	12,418
Limited Brands Inc.	265,000	10,189
Williams-Sonoma Inc.	247,200	9,020
Brinker International Inc.	366,700	8,969
Foot Locker Inc.	300,100	7,130
Comcast Corp. Class A Special Shares	138,000	3,344
Time Warner Inc.	80,300	2,920
H&R Block Inc.	161,600	2,592
Bob Evans Farms Inc.	55,500	1,941
		359,872
Consumer Staples (16.3%)
Philip Morris International Inc.	2,006,055	133,944
PepsiCo Inc.	1,470,200	103,546
Procter & Gamble Co.	1,437,600	91,388
Kraft Foods Inc.	2,405,789	84,756
Sysco Corp.	2,167,100	67,570
Unilever NV	1,813,900	59,587
Altria Group Inc.	2,171,055	57,338
Kimberly-Clark Corp.	833,588	55,484
Wal-Mart Stores Inc.	940,500	49,978
General Mills Inc.	1,276,800	47,522
Coca-Cola Co.	593,882	39,962
Colgate-Palmolive Co.	270,000	23,601
Imperial Tobacco Group plc	542,577	18,064
Reynolds American Inc.	394,900	14,631
Lorillard Inc.	132,700	14,447
Sara Lee Corp.	717,200	13,620
Dr Pepper Snapple Group Inc.	319,200	13,384
Hershey Co.	221,300	12,581
Herbalife Ltd.	196,100	11,303
Molson Coors Brewing Co. Class B	219,700	9,829
Flowers Foods Inc.	284,250	6,265
Hormel Foods Corp.	199,700	5,953
		934,753
Energy (13.3%)
Chevron Corp.	2,233,100	229,652
Exxon Mobil Corp.	2,821,600	229,622
ConocoPhillips	1,453,800	109,311
Occidental Petroleum Corp.	690,800	71,871
Royal Dutch Shell plc Class B	1,918,530	68,465
Marathon Oil Corp.	1,047,100	55,161
		764,082

Exchange-Traded Fund (0.9%)
^,2 Vanguard Value ETF	963,400	53,999

Financials (9.7%)
Marsh & McLennan Cos. Inc.	3,203,800	99,927
Chubb Corp.	960,662	60,147
JPMorgan Chase & Co.	1,256,200	51,429
ACE Ltd.	732,500	48,213
M&T Bank Corp.	536,700	47,203
PNC Financial Services Group Inc.	737,382	43,955
BlackRock Inc.	217,600	41,738
Wells Fargo & Co.	1,292,300	36,262
Swiss Re Ltd.	461,662	25,923
National Bank of Canada	226,100	18,337
Credit Suisse Group AG ADR	466,500	18,203
Travelers Cos. Inc.	302,700	17,672
Commerce Bancshares Inc.	256,800	11,042
Allied World Assurance Co. Holdings Ltd.	146,300	8,424
Validus Holdings Ltd.	215,800	6,679
American Financial Group Inc.	157,400	5,618
Fidelity National Financial Inc. Class A	346,095	5,448
Astoria Financial Corp.	278,400	3,561
American Express Co.	67,600	3,495
Ameriprise Financial Inc.	48,600	2,803
RLI Corp.	38,700	2,396
Unitrin Inc.	30,300	899
Community Trust Bancorp Inc.	25,300	701
		560,075
Health Care (11.7%)
Pfizer Inc.	8,882,867	182,987
Johnson & Johnson	2,720,405	180,961
Merck & Co. Inc.	4,490,914	158,484
AstraZeneca plc ADR	1,008,239	50,483
Bristol-Myers Squibb Co.	896,532	25,964
Eli Lilly & Co.	628,749	23,597
Baxter International Inc.	349,000	20,832
Abbott Laboratories	303,400	15,965
Cardinal Health Inc.	111,300	5,055
Medtronic Inc.	94,500	3,641
Becton Dickinson and Co.	15,900	1,370
National Healthcare Corp.	21,500	1,066
Owens & Minor Inc.	7,100	245
		670,650
Industrials (15.3%)
General Electric Co.	7,918,072	149,335
3M Co.	1,216,200	115,357
Eaton Corp.	1,330,400	68,449
Stanley Black & Decker Inc.	942,400	67,900
Tyco International Ltd.	1,329,400	65,712
Illinois Tool Works Inc.	1,050,000	59,314
Waste Management Inc.	1,515,900	56,498
Republic Services Inc. Class A	1,253,500	38,670
Lockheed Martin Corp.	438,000	35,465
Caterpillar Inc.	295,000	31,406
United Technologies Corp.	341,000	30,182
United Parcel Service Inc. Class B	363,700	26,525
Schneider Electric SA	120,021	20,040

Northrop Grumman Corp.	242,813	16,839
General Dynamics Corp.	222,700	16,596
PACCAR Inc.	298,900	15,271
Honeywell International Inc.	234,262	13,960
Parker Hannifin Corp.	110,200	9,889
CSX Corp.	305,700	8,015
Pitney Bowes Inc.	326,600	7,509
Boeing Co.	94,500	6,986
Rockwell Automation Inc.	71,800	6,229
Timken Co.	80,400	4,052
Emerson Electric Co.	63,400	3,566
Briggs & Stratton Corp.	150,800	2,995
Brady Corp. Class A	49,200	1,577
		878,337
Information Technology (7.8%)
Microsoft Corp.	5,513,200	143,343
Intel Corp.	4,684,800	103,815
Analog Devices Inc.	1,797,500	70,354
Maxim Integrated Products Inc.	1,708,506	43,669
Xilinx Inc.	1,117,100	40,741
Accenture plc Class A	376,000	22,718
Applied Materials Inc.	867,700	11,289
Texas Instruments Inc.	160,478	5,269
KLA-Tencor Corp.	105,800	4,283
		445,481
Materials (3.4%)
EI du Pont de Nemours & Co.	1,136,327	61,418
Sherwin-Williams Co.	543,600	45,592
Nucor Corp.	786,300	32,411
Packaging Corp. of America	927,900	25,972
PPG Industries Inc.	162,700	14,771
Eastman Chemical Co.	127,400	13,004
Cabot Corp.	96,957	3,866
		197,034
Telecommunication Services (4.5%)
AT&T Inc.	5,709,105	179,323
Verizon Communications Inc.	1,193,698	44,442
Vodafone Group plc ADR	1,224,000	32,705
CenturyLink Inc.	67,504	2,729
		259,199
Utilities (6.9%)
Northeast Utilities	1,246,200	43,829
UGI Corp.	1,291,000	41,170
Xcel Energy Inc.	1,626,400	39,522
Dominion Resources Inc.	730,070	35,241
NextEra Energy Inc.	520,766	29,923
American Electric Power Co. Inc.	710,200	26,760
PG&E Corp.	599,300	25,189
Consolidated Edison Inc.	273,700	14,572
Entergy Corp.	196,400	13,410
Alliant Energy Corp.	271,400	11,035
Pinnacle West Capital Corp.	246,700	10,998
NV Energy Inc.	710,600	10,908
TECO Energy Inc.	573,500	10,833
Portland General Electric Co.	419,500	10,605
CMS Energy Corp.	516,900	10,178

PPL Corp.			327,200	9,106
DTE Energy Co.			168,100	8,408
Unisource Energy Corp.			222,500	8,306
Atmos Energy Corp.			217,510	7,232
Integrys Energy Group Inc.			122,500	6,350
Pepco Holdings Inc.			284,400	5,583
Avista Corp.			171,700	4,411
Duke Energy Corp.			216,900	4,084
Southwest Gas Corp.			91,387	3,528
WGL Holdings Inc.			61,300	2,359
				393,540
Total Common Stocks (Cost $4,538,649)				5,517,022
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.8%)[1]
Money Market Fund (2.8%)
[3,4] Vanguard Market Liquidity Fund	0.140%		161,268,092	161,268

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.6%)
Goldman Sachs & Co.
(Dated 6/30/11, Repurchase Value
$37,300,000, collateralized by Federal
National Mortgage Assn. 4.000%-6.000%,
12/1/21-8/1/39, and Federal Home Loan
Mortgage Corp. 4.500%, 10/1/18)	0.030%	7/1/11	37,300	37,300

U.S. Government and Agency Obligations (0.4%)
[5,6] Fannie Mae Discount Notes	0.110%	10/19/11	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.050%	8/5/11	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.065%	8/10/11	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.100%	8/24/11	1,500	1,500
5 Federal Home Loan Bank Discount Notes	0.100%	10/11/11	500	500
[5,6] Freddie Mac Discount Notes	0.090%	8/22/11	7,000	6,999
[5,6] Freddie Mac Discount Notes	0.070%	8/24/11	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.100%	8/29/11	500	500
[5,6] Freddie Mac Discount Notes	0.070%	10/7/11	11,000	10,996
				22,795
Total Temporary Cash Investments (Cost $221,364)				221,363
Total Investments (99.9%) (Cost $4,760,013)				5,738,385
Other Assets and Liabilities-Net (0.1%)[4]				4,719
Net Assets (100%)				5,743,104

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $639,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $650,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $11,348,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,384,530	132,492	—
Temporary Cash Investments	161,268	60,095	—
Futures Contracts—Assets[1]	1,557	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	5,547,354	192,587	—

Equity Income Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	(Depreciation)	Long (Short)
S&P 500 Index	September 2011	441	145,034	3,839
E-mini S&P 500 Index	September 2011	620	40,781	1,316

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At June 30, 2011, the cost of investment securities for tax purposes was $4,760,013,000. Net unrealized appreciation of investment securities for tax purposes was $978,372,000, consisting of unrealized gains of $1,077,280,000 on securities that had risen in value since their purchase and $98,908,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.2%)[1]
Consumer Discretionary (16.2%)
* Amazon.com Inc.	65,749	13,445
Starbucks Corp.	272,467	10,760
Home Depot Inc.	274,890	9,956
* O'Reilly Automotive Inc.	149,021	9,762
Walt Disney Co.	208,804	8,152
* Bed Bath & Beyond Inc.	138,009	8,055
Bayerische Motoren Werke AG ADR	242,197	8,035
Coach Inc.	117,050	7,483
NIKE Inc. Class B	74,535	6,707
Polo Ralph Lauren Corp. Class A	42,189	5,595
Omnicom Group Inc.	114,511	5,515
LVMH Moet Hennessy Louis Vuitton SA ADR	146,393	5,285
* BorgWarner Inc.	48,347	3,906
Johnson Controls Inc.	88,150	3,672
* Lululemon Athletica Inc.	29,752	3,327
* CarMax Inc.	91,309	3,020
		112,675
Consumer Staples (9.2%)
Walgreen Co.	321,392	13,646
Brown-Forman Corp. Class B	112,680	8,416
Colgate-Palmolive Co.	95,994	8,391
Whole Foods Market Inc.	124,038	7,870
Mead Johnson Nutrition Co.	111,471	7,530
PepsiCo Inc.	91,985	6,479
Estee Lauder Cos. Inc. Class A	57,606	6,060
Costco Wholesale Corp.	65,707	5,338
		63,730
Energy (12.0%)
Schlumberger Ltd.	308,987	26,697
Apache Corp.	113,504	14,005
Exxon Mobil Corp.	160,020	13,022
National Oilwell Varco Inc.	101,230	7,917
Occidental Petroleum Corp.	67,974	7,072
Cenovus Energy Inc.	180,650	6,818
EOG Resources Inc.	46,769	4,890
* Concho Resources Inc.	30,218	2,776
		83,197
Financials (6.2%)
Progressive Corp.	722,068	15,438
M&T Bank Corp.	87,644	7,708
* Berkshire Hathaway Inc. Class B	97,204	7,522
American Express Co.	128,024	6,619
* Markel Corp.	7,593	3,013
Goldman Sachs Group Inc.	18,572	2,472
		42,772
Health Care (12.8%)
Bristol-Myers Squibb Co.	350,795	10,159

*	Agilent Technologies Inc.	191,643	9,795
*	Intuitive Surgical Inc.	23,176	8,624
*	Express Scripts Inc.	123,064	6,643
	Shire plc ADR	69,609	6,558
*	Illumina Inc.	78,781	5,920
*	Vertex Pharmaceuticals Inc.	106,193	5,521
*	Celgene Corp.	88,647	5,347
*	Life Technologies Corp.	93,520	4,870
	Novo Nordisk A/S ADR	38,335	4,803
	Pfizer Inc.	224,744	4,630
*	Edwards Lifesciences Corp.	48,924	4,265
*	Waters Corp.	43,750	4,189
	Techne Corp.	40,773	3,399
	Teva Pharmaceutical Industries Ltd. ADR	64,856	3,127
*	Alexion Pharmaceuticals Inc.	20,152	948
			88,798
Industrials (9.5%)
	Danaher Corp.	286,788	15,197
	United Parcel Service Inc. Class B	145,572	10,616
	Deere & Co.	117,447	9,683
	Precision Castparts Corp.	47,295	7,787
	United Technologies Corp.	70,740	6,261
	Boeing Co.	82,049	6,066
*	Stericycle Inc.	61,870	5,514
	Rockwell Automation Inc.	32,580	2,827
^	Ritchie Bros Auctioneers Inc.	86,710	2,384
			66,335
Information Technology (26.9%)
*	Apple Inc.	103,555	34,760
	Oracle Corp.	846,892	27,871
*	NetApp Inc.	256,951	13,562
*	Baidu Inc. ADR	76,319	10,695
*	VMware Inc. Class A	105,826	10,607
	International Business Machines Corp.	58,978	10,118
*	F5 Networks Inc.	89,040	9,817
*	EMC Corp.	354,940	9,779
	Linear Technology Corp.	263,025	8,685
	Qualcomm Inc.	135,576	7,699
*	Salesforce.com Inc.	49,980	7,446
*	Google Inc. Class A	14,388	7,286
*	eBay Inc.	214,913	6,935
*	Juniper Networks Inc.	178,897	5,635
	Avago Technologies Ltd.	131,977	5,015
*	Red Hat Inc.	108,085	4,961
*	Atmel Corp.	285,225	4,013
	Broadcom Corp. Class A	47,744	1,606
*,^ Youku.com Inc. ADR		13,452	462
			186,952
Materials (3.5%)
	Monsanto Co.	191,443	13,887
	EI du Pont de Nemours & Co.	115,296	6,232
	Praxair Inc.	36,389	3,944
			24,063

Telecommunication Services (0.9%)
* American Tower Corp. Class A			118,038	6,177
Total Common Stocks (Cost $540,623)				674,699
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.1%)
[2,3] Vanguard Market Liquidity Fund	0.140%		21,457,319	21,457

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Freddie Mac Discount Notes	0.090%	8/22/11	750	750
[4,5] Freddie Mac Discount Notes	0.100%	8/29/11	500	500
				1,250
Total Temporary Cash Investments (Cost $22,707)				22,707
Total Investments (100.5%) (Cost $563,330)				697,406
Other Assets and Liabilities-Net (-0.5%)[3]				(3,389)
Net Assets (100%)				694,017

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,602,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,632,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,250,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Growth Equity Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	674,699	—	—
Temporary Cash Investments	21,457	1,250	—
Futures Contracts—Assets[1]	87	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	696,241	1,250	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	31	10,195	264
E-mini S&P 500 Index	September 2011	75	4,933	(2)

Growth Equity Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At June 30, 2011, the cost of investment securities for tax purposes was $563,330,000. Net unrealized appreciation of investment securities for tax purposes was $134,076,000, consisting of unrealized gains of $142,796,000 on securities that had risen in value since their purchase and $8,720,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (12.6%)
* Amazon.com Inc.	502,800	102,818
* Bed Bath & Beyond Inc.	1,543,991	90,123
Whirlpool Corp.	919,300	74,757
* CarMax Inc.	1,917,600	63,415
* DIRECTV Class A	1,134,825	57,672
Walt Disney Co.	1,286,100	50,209
Kohl's Corp.	856,900	42,854
TJX Cos. Inc.	766,100	40,243
Sony Corp. ADR	1,228,200	32,412
Mattel Inc.	1,000,000	27,490
Limited Brands Inc.	649,762	24,983
Lowe's Cos. Inc.	725,900	16,921
Carnival Corp.	401,000	15,090
Target Corp.	283,800	13,313
Best Buy Co. Inc.	220,600	6,929
Nordstrom Inc.	60,000	2,816
		662,045
Consumer Staples (1.8%)
Kellogg Co.	818,000	45,252
Procter & Gamble Co.	300,000	19,071
PepsiCo Inc.	234,400	16,509
CVS Caremark Corp.	218,000	8,192
Costco Wholesale Corp.	100,000	8,124
		97,148
Energy (7.5%)
Schlumberger Ltd.	840,800	72,645
National Oilwell Varco Inc.	883,000	69,059
EOG Resources Inc.	502,000	52,484
Cabot Oil & Gas Corp.	628,200	41,656
* McDermott International Inc.	1,578,900	31,278
^ Cameco Corp.	780,000	20,553
Cenovus Energy Inc.	503,624	18,966
Petroleo Brasileiro SA ADR Type A	585,600	17,966
Noble Energy Inc.	200,000	17,926
Encana Corp.	434,100	13,366
* Southwestern Energy Co.	308,600	13,233
Hess Corp.	160,000	11,962
Transocean Ltd.	67,000	4,325
Peabody Energy Corp.	70,000	4,124
Ensco plc ADR	30,000	1,599
Petroleo Brasileiro SA ADR	39,600	1,341
* Cameron International Corp.	23,500	1,182
Noble Corp.	20,000	788
* Exterran Holdings Inc.	30,000	595
Murphy Oil Corp.	7,000	460
		395,508
Financials (5.6%)
Marsh & McLennan Cos. Inc.	4,638,000	144,659

* Berkshire Hathaway Inc. Class B	570,000	44,112
Chubb Corp.	600,000	37,566
Charles Schwab Corp.	1,513,700	24,901
Discover Financial Services	643,400	17,211
Progressive Corp.	600,000	12,828
Wells Fargo & Co.	450,000	12,627
		293,904
Health Care (21.7%)
* Amgen Inc.	3,640,700	212,435
Roche Holding AG	932,100	156,053
Novartis AG ADR	2,356,000	143,975
Eli Lilly & Co.	3,453,900	129,625
Medtronic Inc.	2,828,400	108,978
* Biogen Idec Inc.	930,000	99,436
* Waters Corp.	795,094	76,122
Johnson & Johnson	1,038,800	69,101
GlaxoSmithKline plc ADR	1,331,700	57,130
* Boston Scientific Corp.	4,849,400	33,509
Sanofi ADR	608,200	24,432
* Illumina Inc.	163,900	12,317
Abbott Laboratories	160,000	8,419
* Dendreon Corp.	112,000	4,417
* Cerner Corp.	72,000	4,400
* Agilent Technologies Inc.	70,000	3,578
		1,143,927
Industrials (16.3%)
Boeing Co.	1,506,600	111,383
Southwest Airlines Co.	8,734,125	99,744
Honeywell International Inc.	1,530,000	91,173
United Parcel Service Inc. Class B	1,189,950	86,783
FedEx Corp.	709,200	67,268
Expeditors International of Washington Inc.	1,049,200	53,708
Rockwell Automation Inc.	454,000	39,389
* Babcock & Wilcox Co.	1,270,000	35,192
Union Pacific Corp.	326,150	34,050
Norfolk Southern Corp.	419,600	31,441
^ Ritchie Bros Auctioneers Inc.	1,035,000	28,452
European Aeronautic Defence and Space Co. NV	765,050	25,604
CH Robinson Worldwide Inc.	310,000	24,440
SPX Corp.	270,000	22,318
Caterpillar Inc.	196,050	20,871
Canadian Pacific Railway Ltd.	304,430	18,972
* AMR Corp.	3,237,740	17,484
* Aecom Technology Corp.	495,000	13,533
Cummins Inc.	105,700	10,939
Goodrich Corp.	90,100	8,605
Deere & Co.	99,000	8,163
Republic Services Inc. Class A	239,435	7,387
Chicago Bridge & Iron Co. NV	44,500	1,731
* Jacobs Engineering Group Inc.	40,000	1,730
		860,360
Information Technology (24.3%)
Oracle Corp.	3,655,800	120,312
Texas Instruments Inc.	3,093,800	101,569
* Intuit Inc.	1,916,600	99,395
* Google Inc. Class A	177,080	89,670
* EMC Corp.	3,044,600	83,879

* Electronic Arts Inc.	3,495,800	82,501
Telefonaktiebolaget LM Ericsson ADR	5,701,200	81,983
Altera Corp.	1,604,100	74,350
* SanDisk Corp.	1,395,066	57,895
Qualcomm Inc.	955,100	54,240
Microsoft Corp.	2,004,200	52,109
* Flextronics International Ltd.	7,925,000	50,879
ASML Holding NV ADR	1,211,900	44,792
* Symantec Corp.	2,263,500	44,636
Corning Inc.	1,756,300	31,877
* Research In Motion Ltd.	1,084,500	31,288
Applied Materials Inc.	2,258,000	29,377
Intel Corp.	1,285,600	28,489
Accenture plc Class A	309,200	18,682
KLA-Tencor Corp.	459,600	18,605
* Adobe Systems Inc.	460,000	14,467
* Motorola Solutions Inc.	252,000	11,602
Hewlett-Packard Co.	287,000	10,447
* eBay Inc.	304,600	9,829
* NVIDIA Corp.	550,000	8,764
Cisco Systems Inc.	487,800	7,615
Activision Blizzard Inc.	560,000	6,541
* Apple Inc.	17,000	5,706
* Motorola Mobility Holdings Inc.	220,500	4,860
Visa Inc. Class A	33,885	2,855
* Yahoo! Inc.	150,000	2,256
Mastercard Inc. Class A	4,850	1,461
Xilinx Inc.	37,300	1,360
		1,284,291
Materials (7.0%)
Potash Corp. of Saskatchewan Inc.	2,130,300	121,406
Monsanto Co.	1,401,950	101,697
Vulcan Materials Co.	1,573,700	60,635
Praxair Inc.	214,700	23,271
Freeport-McMoRan Copper & Gold Inc.	391,400	20,705
Domtar Corp.	147,400	13,962
Newmont Mining Corp.	200,000	10,794
FMC Corp.	71,254	6,129
International Paper Co.	100,000	2,982
* Crown Holdings Inc.	75,000	2,912
Greif Inc. Class A	32,000	2,081
Greif Inc. Class B	8,000	482
		367,056
Telecommunication Services (0.3%)
* Sprint Nextel Corp.	3,363,650	18,130

Utilities (0.9%)
Public Service Enterprise Group Inc.	620,400	20,250
Edison International	263,800	10,222
* AES Corp.	726,800	9,259
Exelon Corp.	99,500	4,263
NextEra Energy Inc.	56,700	3,258
FirstEnergy Corp.	22,000	971
		48,223
Total Common Stocks (Cost $3,915,217)		5,170,592

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
[1,2] Vanguard Market Liquidity Fund (Cost
$143,971)	0.140%	143,970,668	143,971

Total Investments (100.7%) (Cost $4,059,188)			5,314,563
Other Assets and Liabilities-Net (-0.7%)[2]			(38,240)
Net Assets (100%)			5,276,323

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,044,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $30,722,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,988,935	181,657	—
Temporary Cash Investments	143,971	—	—
Total	5,132,906	181,657	—

PRIMECAP Core Fund

C. At June 30, 2011, the cost of investment securities for tax purposes was $4,059,188,000. Net unrealized appreciation of investment securities for tax purposes was $1,255,375,000, consisting of unrealized gains of $1,440,975,000 on securities that had risen in value since their purchase and $185,600,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.